CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common share Balance CNY (¥) shares	Common share CNY (¥) shares	Common share USD ($) shares	Additional paid in capital Cumulative effect of change in accounting principle CNY (¥)	Additional paid in capital Balance CNY (¥)	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive (loss)/income Cumulative effect of change in accounting principle CNY (¥)	Accumulated other comprehensive (loss)/income Balance CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	(Accumulated deficits)/retained earnings Cumulative effect of change in accounting principle CNY (¥)	(Accumulated deficits)/retained earnings Balance CNY (¥)	(Accumulated deficits)/retained earnings CNY (¥)	(Accumulated deficits)/retained earnings USD ($)	Cumulative effect of change in accounting principle CNY (¥)	Balance CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2020		¥ 159				¥ 86,698,660						¥ (1,047,728)				¥ (25,475,203)				¥ 60,175,888
Balance at beginning (in shares) at Dec. 31, 2020 | shares		4,954,809,968	4,954,809,968
Changes in equity
Net income																7,768,670				7,768,670
Foreign currency translation difference												(1,472,172)								(1,472,172)
Shares issued to depository bank (in shares) | shares		40,000,000	40,000,000
Exercise of share-based awards						375														375
Exercise of share-based awards (in shares) | shares		24,395,952	24,395,952
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(24,395,952)	(24,395,952)
Conversion of the convertible bonds into ordinary shares		¥ 2				3,867,054														3,867,056
Conversion of the convertible bonds into ordinary shares (in shares) | shares		62,732,708	62,732,708
Share-based compensation						4,774,730														4,774,730
Balance at end of the year at Dec. 31, 2021	¥ 161	¥ 161		¥ (3,818,926)	¥ 91,521,893	95,340,819				¥ 136,096	¥ (2,383,804)	(2,519,900)		¥ 1,366,506	¥ (16,340,027)	(17,706,533)		¥ (2,316,324)	¥ 72,798,223	75,114,547
Balance at end (in shares) at Dec. 31, 2021 | shares	5,057,542,676	5,057,542,676	5,057,542,676
Changes in equity
Net income																31,538,062				31,538,062
Foreign currency translation difference												5,724,208								5,724,208
Net change in unrealized losses on available-for-sale debt securities												(18,166)								(18,166)
Shares issued to depository bank (in shares) | shares		220,805,720	220,805,720
Exercise of share-based awards		¥ 9				10,210														10,219
Exercise of share-based awards (in shares) | shares		241,135,744	241,135,744
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(241,135,744)	(241,135,744)
Share-based compensation						7,718,365														7,718,365
Appropriation to statutory reserves								¥ 5,000								(5,000)
Balance at end of the year at Dec. 31, 2022		¥ 170				99,250,468		5,000				3,322,238				15,193,035				¥ 117,770,911
Balance at end (in shares) at Dec. 31, 2022 | shares		5,278,348,396	5,278,348,396																	5,278,348,396	5,278,348,396
Changes in equity
Net income																60,026,544				¥ 60,026,544	$ 8,454,562
Foreign currency translation difference												1,332,984								1,332,984
Net change in unrealized losses on available-for-sale debt securities												68,538								¥ 68,538	$ 9,653
Shares issued to depository bank (in shares) | shares		212,500,000	212,500,000																	485,955,720	485,955,720
Exercise of share-based awards		¥ 7				8,182														¥ 8,189
Exercise of share-based awards (in shares) | shares		209,106,852	209,106,852
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(209,106,852)	(209,106,852)
Conversion of the convertible bonds into ordinary shares						955,647														955,647
Conversion of the convertible bonds into ordinary shares (in shares) | shares		12,642,752	12,642,752
Share-based compensation						7,078,794														7,078,794
Appropriation to statutory reserves								100,982								(100,982)
Balance at end of the year at Dec. 31, 2023		¥ 177	$ 25			¥ 107,293,091	$ 15,111,916	¥ 105,982	$ 14,927			¥ 4,723,760	$ 665,328			¥ 75,118,597	$ 10,580,233			¥ 187,241,607	$ 26,372,429
Balance at end (in shares) at Dec. 31, 2023 | shares		5,503,491,148	5,503,491,148																	5,503,491,148	5,503,491,148